Organization and Principal Activities (Details)	12 Months Ended
Mar. 31, 2025
Soft Cloud Technology Limited [Member]
Place of incorporation	A Hong Kong company formed on December 24, 2020
Ownership	100% owned by Ruanyun Edai Technology Inc.
Rollingthunder Technology Jiangxi Co Ltd [Member]
Ownership	100% owned by Soft Cloud Technology Limited
Nature of company	A PRC company formed on January 19, 2021
Jiangxi Ruanyun Technology Co Ltd. [Member]
Nature of company	A PRC company formed on March 27, 2012
Jiangxi Ruanyun Technology Co Ltd [Member]
Ownership	VIE of Rollingthunder Technology (Jiangxi) Co., Ltd
Jiangxi Ruanyun Technology Co Ltd Shenzhen Branch [Member]
Ownership	100% owned by Jiangxi Ruanyun Technology Co., Ltd.
Nature of company	A PRC company formed on March 27, 2017
Jiangxi Alphabet Technology Co Ltd [Member]
Nature of company	A PRC company formed on February 21, 2017
Jiangxi Alphabet Technology Co Ltd. [Member]
Ownership	70% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Huizuoye Technology Co Ltd [Member]
Ownership	51% owned by Jiangxi Ruanyun Technology Co., Ltd
Nature of company	A PRC company formed on April 8, 2021
Jiangxi Ruanyun Zhitou Education Consulting Co Ltd [Member]
Ownership	100% owned by Jiangxi Ruanyun Technology Co., Ltd
Nature of company	A PRC company formed on November 15, 2023